Post employment benefits - Sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£) yr	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ 4,042	£ 3,691	£ 3,559
Profit for the year	£ 3,337	£ 3,144	£ 2,772
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption | yr	1
United Kingdom | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	£ 4
Profit for the year	19
Plan liabilities	512
United Kingdom | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(5)
Profit for the year	(16)
Plan liabilities	(579)
United Kingdom | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(5)
Profit for the year	(11)
Plan liabilities	(390)
United Kingdom | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	4
Profit for the year	11
Plan liabilities	380
United Kingdom | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(6)
Plan liabilities	(280)
Ireland | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	3
Profit for the year	(3)
Plan liabilities	172
Ireland | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(4)
Profit for the year	3
Plan liabilities	(209)
Ireland | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(3)
Profit for the year	(4)
Plan liabilities	(148)
Ireland | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	3
Profit for the year	4
Plan liabilities	152
Ireland | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(2)
Plan liabilities	(84)
United States and other | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	2
Plan liabilities	33
United States and other | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(2)
Plan liabilities	(37)
United States and other | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(1)
Plan liabilities	(12)
United States and other | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	1
Plan liabilities	12
United States and other | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	£ (18)